Other Expenses	12 Months Ended
Dec. 31, 2017
Disclosure Of Cost And Expenses By Nature [Abstract]
Other Expenses
29.	OTHER EXPENSES.

Other miscellaneous operating expenses for the years ended December 31, 2017, 2016 and 2015, are as follows:

	For the years ended December 31,
	2017	2016	2015
Other Expenses	ThCh$	ThCh$	ThCh$
Other supplies and services	(17,064,008)	(23,962,717)	(16,365,050)
Professional, outsourced and other services	(58,622,123)	(55,571,694)	(43,006,875)
Repairs and maintenance	(13,999,283)	(11,030,522)	(14,034,924)
Indemnities and fines	(776,011)	(3,046,557)	(1,754,069)
Taxes and charges	(5,105,235)	(4,972,995)	(7,406,215)
Insurance premiums	(13,277,718)	(17,148,278)	(15,942,047)
Leases and rental costs	(2,969,436)	(3,250,503)	(10,098,166)
Marketing, public relations and advertising	(2,501,027)	(3,736,414)	(3,166,181)
Written-off Huechún and Chillán projects (*)	—	(36,480,223)	—
Written-off projects in progress (*)	(25,105,911)	—	—
Other supplies	(11,188,148)	(6,132,681)	(6,041,038)
Travel expenses	(3,445,944)	(3,190,662)	(4,103,471)
Environmental expenses	(7,769,230)	(2,245,891)	(3,939,361)
Total	(161,824,074)	(170,769,137)	(125,857,397)

(*)	See Note 15.e).ix).